Operating Leases	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Operating Leases
Operating Leases
Lessee. The Company leases certain equipment, offices and warehouse space under non-cancelable operating leases. Rental expense was $11.8 million, $12.9 million and $12.4 million for 2015, 2014 and 2013, respectively.
A summary of future rental commitments over the next five years under non-cancelable operating leases follows (in thousands):

Years Ending December 31,
2016	$12,154	(a)
2017	9,156
2018	9,005
2019	8,973
2020	9,209
Total	$48,497

(a)	Includes $2.7 million of vessel leases for 2016.